Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wasatch Funds Trust
Entity Central Index Key	0000806633
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000110016
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Institutional Class
Trading Symbol	WIGRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
AssetsNet	$ 4,292,491,683
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 24,247,038
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,292,491,683
# of Portfolio Holdings	53
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$24,247,038

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.2%
Industrial Machinery & Supplies & Components	7.6%
Building Products	7.1%
Financial Exchanges & Data	4.8%
Regional Banks	4.4%
Managed Health Care	4.2%
Asset Management & Custody Banks	4.2%
Environmental & Facilities Services	3.7%
Transaction & Payment Processing Services	3.2%
Human Resource & Employment Services	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.2%
Casella Waste Systems, Inc., Class A	3.7%
Shift4 Payments, Inc., Class A	3.2%
Paylocity Holding Corp.	2.9%
Kadant, Inc.	2.8%
Morningstar, Inc.	2.7%
Valvoline, Inc.	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.7%
Trex Co., Inc.	2.6%
RBC Bearings, Inc.	2.6%

C000002495
Shareholder Report [Line Items]
Fund Name	Wasatch Core Growth Fund
Class Name	Investor Class
Trading Symbol	WGROX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Core Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$55	1.16%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%
AssetsNet	$ 4,292,491,683
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 24,247,038
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,292,491,683
# of Portfolio Holdings	53
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$24,247,038

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	11.2%
Industrial Machinery & Supplies & Components	7.6%
Building Products	7.1%
Financial Exchanges & Data	4.8%
Regional Banks	4.4%
Managed Health Care	4.2%
Asset Management & Custody Banks	4.2%
Environmental & Facilities Services	3.7%
Transaction & Payment Processing Services	3.2%
Human Resource & Employment Services	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.2%
Casella Waste Systems, Inc., Class A	3.7%
Shift4 Payments, Inc., Class A	3.2%
Paylocity Holding Corp.	2.9%
Kadant, Inc.	2.8%
Morningstar, Inc.	2.7%
Valvoline, Inc.	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.7%
Trex Co., Inc.	2.6%
RBC Bearings, Inc.	2.6%

C000166041
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Institutional Class
Trading Symbol	WIINX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$66	1.39%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.39%
AssetsNet	$ 569,913,655
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,869,235
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$569,913,655
# of Portfolio Holdings	26
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$3,869,235

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	27.2%
Health Care Facilities	10.1%
Diversified Banks	9.9%
Life Sciences Tools & Services	7.8%
Health Care Services	6.6%
Regional Banks	4.9%
Industrial Machinery & Supplies & Components	4.3%
IT Consulting & Other Services	4.2%
Diversified Support Services	4.0%
Apparel Retail	3.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	9.1%
Max Healthcare Institute Ltd.	8.2%
Five-Star Business Finance Ltd.	7.9%
Divi's Laboratories Ltd.	7.8%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	5.1%
AU Small Finance Bank Ltd.	4.9%
Vijaya Diagnostic Centre Ltd.	4.7%
Elgi Equipments Ltd.	4.3%

C000097757
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging India Fund
Class Name	Investor Class
Trading Symbol	WAINX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging India Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$72	1.52%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.52%
AssetsNet	$ 569,913,655
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,869,235
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$569,913,655
# of Portfolio Holdings	26
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$3,869,235

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	27.2%
Health Care Facilities	10.1%
Diversified Banks	9.9%
Life Sciences Tools & Services	7.8%
Health Care Services	6.6%
Regional Banks	4.9%
Industrial Machinery & Supplies & Components	4.3%
IT Consulting & Other Services	4.2%
Diversified Support Services	4.0%
Apparel Retail	3.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	9.1%
Max Healthcare Institute Ltd.	8.2%
Five-Star Business Finance Ltd.	7.9%
Divi's Laboratories Ltd.	7.8%
Kotak Mahindra Bank Ltd.	5.0%
HDFC Bank Ltd.	5.1%
AU Small Finance Bank Ltd.	4.9%
Vijaya Diagnostic Centre Ltd.	4.7%
Elgi Equipments Ltd.	4.3%

C000119726
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Institutional Class
Trading Symbol	WIESX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$53	1.13%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.13%
AssetsNet	$ 377,414,128
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,050,678
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$377,414,128
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,050,678

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	15.5%
Semiconductors	11.3%
Electrical Components & Equipment	9.0%
Broadline Retail	8.9%
Diversified Banks	8.2%
Interactive Home Entertainment	5.9%
IT Consulting & Other Services	5.4%
Life Sciences Tools & Services	5.3%
Hotels, Resorts & Cruise Lines	5.2%
Health Care Facilities	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.2%
MercadoLibre, Inc.	7.8%
Sea Ltd.	5.9%
Divi's Laboratories Ltd.	5.3%
NU Holdings Ltd., Class A	4.9%
WEG SA	4.6%
Silergy Corp.	4.6%
Voltronic Power Technology Corp.	4.4%
Max Healthcare Institute Ltd.	4.3%
ASPEED Technology, Inc.	4.0%

C000119725
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Select Fund
Class Name	Investor Class
Trading Symbol	WAESX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$64	1.37%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.37%
AssetsNet	$ 377,414,128
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,050,678
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$377,414,128
# of Portfolio Holdings	32
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,050,678

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Consumer Finance	15.5%
Semiconductors	11.3%
Electrical Components & Equipment	9.0%
Broadline Retail	8.9%
Diversified Banks	8.2%
Interactive Home Entertainment	5.9%
IT Consulting & Other Services	5.4%
Life Sciences Tools & Services	5.3%
Hotels, Resorts & Cruise Lines	5.2%
Health Care Facilities	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.1%
Other Assets and Liabilities, Net	(1.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.2%
MercadoLibre, Inc.	7.8%
Sea Ltd.	5.9%
Divi's Laboratories Ltd.	5.3%
NU Holdings Ltd., Class A	4.9%
WEG SA	4.6%
Silergy Corp.	4.6%
Voltronic Power Technology Corp.	4.4%
Max Healthcare Institute Ltd.	4.3%
ASPEED Technology, Inc.	4.0%

C000166039
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Institutional Class
Trading Symbol	WIEMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$83	1.82%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.82%
AssetsNet	$ 242,874,424
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,423,866
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$242,874,424
# of Portfolio Holdings	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,423,866

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
IT Consulting & Other Services	9.5%
Consumer Finance	8.8%
Interactive Media & Services	6.9%
Drug Retail	4.6%
Electrical Components & Equipment	4.4%
Diversified Support Services	4.3%
Property & Casualty Insurance	4.1%
Industrial Machinery & Supplies & Components	3.9%
Commercial & Residential Mortgage Finance	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.5%
Baltic Classifieds Group PLC	5.6%
Silergy Corp.	5.1%
Voltronic Power Technology Corp.	4.4%
Qualitas Controladora SAB de CV	4.1%
Persistent Systems Ltd.	3.7%
ASPEED Technology, Inc.	3.7%
Globant SA	3.6%
Aavas Financiers Ltd.	3.4%
LEENO Industrial, Inc.	2.9%

C000051938
Shareholder Report [Line Items]
Fund Name	Wasatch Emerging Markets Small Cap Fund
Class Name	Investor Class
Trading Symbol	WAEMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$90	1.97%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.97%
AssetsNet	$ 242,874,424
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,423,866
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$242,874,424
# of Portfolio Holdings	47
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,423,866

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductors	11.7%
IT Consulting & Other Services	9.5%
Consumer Finance	8.8%
Interactive Media & Services	6.9%
Drug Retail	4.6%
Electrical Components & Equipment	4.4%
Diversified Support Services	4.3%
Property & Casualty Insurance	4.1%
Industrial Machinery & Supplies & Components	3.9%
Commercial & Residential Mortgage Finance	3.4%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.5%
Baltic Classifieds Group PLC	5.6%
Silergy Corp.	5.1%
Voltronic Power Technology Corp.	4.4%
Qualitas Controladora SAB de CV	4.1%
Persistent Systems Ltd.	3.7%
ASPEED Technology, Inc.	3.7%
Globant SA	3.6%
Aavas Financiers Ltd.	3.4%
LEENO Industrial, Inc.	2.9%

C000166042
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Institutional Class
Trading Symbol	WIFMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$94	1.96%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.96%
AssetsNet	$ 34,722,058
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 262,831
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,722,058
# of Portfolio Holdings	32
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$262,831

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.9%
Consumer Finance	17.3%
IT Consulting & Other Services	11.1%
Health Care Facilities	8.4%
Broadline Retail	7.8%
Interactive Home Entertainment	6.7%
Interactive Media & Services	5.8%
Life & Health Insurance	4.8%
Property & Casualty Insurance	3.7%
Distillers & Vintners	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.3%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.3%
FPT Corp.	8.1%
MercadoLibre, Inc.	7.8%
Sea Ltd., Class ADR	6.7%
Akdital Holding	6.1%
Baltic Classifieds Group PLC	5.8%
TBC Bank Group PLC	4.8%
Cholamandalam Investment & Finance Co. Ltd.	4.7%
NU Holdings Ltd., Class A	4.1%
Bank for Foreign Trade of Vietnam JSC	3.9%

C000110019
Shareholder Report [Line Items]
Fund Name	Wasatch Frontier Emerging Small Countries Fund
Class Name	Investor Class
Trading Symbol	WAFMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$104	2.16%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.16%
AssetsNet	$ 34,722,058
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 262,831
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,722,058
# of Portfolio Holdings	32
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$262,831

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.9%
Consumer Finance	17.3%
IT Consulting & Other Services	11.1%
Health Care Facilities	8.4%
Broadline Retail	7.8%
Interactive Home Entertainment	6.7%
Interactive Media & Services	5.8%
Life & Health Insurance	4.8%
Property & Casualty Insurance	3.7%
Distillers & Vintners	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.3%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.3%
FPT Corp.	8.1%
MercadoLibre, Inc.	7.8%
Sea Ltd., Class ADR	6.7%
Akdital Holding	6.1%
Baltic Classifieds Group PLC	5.8%
TBC Bank Group PLC	4.8%
Cholamandalam Investment & Finance Co. Ltd.	4.7%
NU Holdings Ltd., Class A	4.1%
Bank for Foreign Trade of Vietnam JSC	3.9%

C000166040
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIGOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$64	1.35%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%
AssetsNet	$ 192,318,572
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,307,014
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$192,318,572
# of Portfolio Holdings	67
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,307,014

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Semiconductors	5.9%
Industrial Machinery & Supplies & Components	5.7%
Health Care Facilities	5.4%
Trading Companies & Distributors	5.3%
IT Consulting & Other Services	4.8%
Research & Consulting Services	4.8%
Regional Banks	4.2%
Consumer Finance	4.1%
Managed Health Care	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.9%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.8%
HealthEquity, Inc.	4.0%
MonotaRO Co. Ltd.	3.3%
Ensign Group, Inc.	2.9%
Shift4 Payments, Inc., Class A	3.0%
RBC Bearings, Inc.	3.0%
Voltronic Power Technology Corp.	3.0%
Five-Star Business Finance Ltd.	2.7%
Trex Co., Inc.	2.6%
AU Small Finance Bank Ltd.	2.4%

C000065330
Shareholder Report [Line Items]
Fund Name	Wasatch Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAGOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$70	1.47%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.47%
AssetsNet	$ 192,318,572
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,307,014
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$192,318,572
# of Portfolio Holdings	67
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,307,014

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Semiconductors	5.9%
Industrial Machinery & Supplies & Components	5.7%
Health Care Facilities	5.4%
Trading Companies & Distributors	5.3%
IT Consulting & Other Services	4.8%
Research & Consulting Services	4.8%
Regional Banks	4.2%
Consumer Finance	4.1%
Managed Health Care	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.9%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.8%
HealthEquity, Inc.	4.0%
MonotaRO Co. Ltd.	3.3%
Ensign Group, Inc.	2.9%
Shift4 Payments, Inc., Class A	3.0%
RBC Bearings, Inc.	3.0%
Voltronic Power Technology Corp.	3.0%
Five-Star Business Finance Ltd.	2.7%
Trex Co., Inc.	2.6%
AU Small Finance Bank Ltd.	2.4%

C000214012
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Institutional Class
Trading Symbol	WGGSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$47	0.96%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 13,211,784
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 8,643
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,211,784
# of Portfolio Holdings	34
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$8,643

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	14.6%
Broadline Retail	6.4%
Consumer Finance	5.7%
Research & Consulting Services	4.9%
Interactive Media & Services	4.6%
Transaction & Payment Processing Services	4.5%
Diversified Banks	4.5%
Semiconductors	4.3%
Managed Health Care	4.2%
Industrial Machinery & Supplies & Components	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	5.7%
BayCurrent, Inc.	4.9%
MercadoLibre, Inc.	4.7%
Scout24 SE	4.6%
Roper Technologies, Inc.	4.6%
HealthEquity, Inc.	4.2%
RBC Bearings, Inc.	4.2%
Copart, Inc.	4.1%
Morningstar, Inc.	4.0%
MonotaRO Co. Ltd.	3.8%

C000214013
Shareholder Report [Line Items]
Fund Name	Wasatch Global Select Fund
Class Name	Investor Class
Trading Symbol	WAGSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$66	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
AssetsNet	$ 13,211,784
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 8,643
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,211,784
# of Portfolio Holdings	34
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$8,643

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	14.6%
Broadline Retail	6.4%
Consumer Finance	5.7%
Research & Consulting Services	4.9%
Interactive Media & Services	4.6%
Transaction & Payment Processing Services	4.5%
Diversified Banks	4.5%
Semiconductors	4.3%
Managed Health Care	4.2%
Industrial Machinery & Supplies & Components	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	101.5%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	5.7%
BayCurrent, Inc.	4.9%
MercadoLibre, Inc.	4.7%
Scout24 SE	4.6%
Roper Technologies, Inc.	4.6%
HealthEquity, Inc.	4.2%
RBC Bearings, Inc.	4.2%
Copart, Inc.	4.1%
Morningstar, Inc.	4.0%
MonotaRO Co. Ltd.	3.8%

C000110018
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Institutional Class
Trading Symbol	WILCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$49	0.95%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 131,178,755
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 518,220
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,178,755
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$518,220

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	14.6%
Electric Utilities	11.4%
Pharmaceuticals	10.7%
Integrated Oil & Gas	8.8%
Integrated Telecommunication Services	7.8%
Rail Transportation	3.3%
Other Specialized REIT's	3.3%
Multi-Line Insurance	3.2%
Food Retail	3.0%
Tobacco	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	4.9%
Duke Energy Corp.	4.1%
Exelon Corp.	4.0%
Novartis AG	4.0%
TotalEnergies SE	3.8%
JPMorgan Chase & Co.	3.7%
United Overseas Bank Ltd.	3.5%
Union Pacific Corp.	3.3%
VICI Properties, Inc.	3.3%
Evergy, Inc.	3.3%

C000070970
Shareholder Report [Line Items]
Fund Name	Wasatch Global Value Fund
Class Name	Investor Class
Trading Symbol	FMIEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Global Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.10%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 131,178,755
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 518,220
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,178,755
# of Portfolio Holdings	37
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$518,220

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	14.6%
Electric Utilities	11.4%
Pharmaceuticals	10.7%
Integrated Oil & Gas	8.8%
Integrated Telecommunication Services	7.8%
Rail Transportation	3.3%
Other Specialized REIT's	3.3%
Multi-Line Insurance	3.2%
Food Retail	3.0%
Tobacco	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.4%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	4.9%
Duke Energy Corp.	4.1%
Exelon Corp.	4.0%
Novartis AG	4.0%
TotalEnergies SE	3.8%
JPMorgan Chase & Co.	3.7%
United Overseas Bank Ltd.	3.5%
Union Pacific Corp.	3.3%
VICI Properties, Inc.	3.3%
Evergy, Inc.	3.3%

C000166036
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Institutional Class
Trading Symbol	WIIGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$65	1.36%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.36%
AssetsNet	$ 197,773,562
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,515,396
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,773,562
# of Portfolio Holdings	59
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,515,396

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	9.1%
Trading Companies & Distributors	8.3%
Application Software	8.2%
IT Consulting & Other Services	6.3%
Property & Casualty Insurance	5.3%
Electronic Equipment & Instruments	4.7%
Research & Consulting Services	4.6%
Consumer Finance	4.1%
Asset Management & Custody Banks	3.8%
Semiconductors	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.6%
MonotaRO Co. Ltd.	4.6%
Definity Financial Corp.	3.7%
Diploma PLC	3.7%
Ryohin Keikaku Co. Ltd.	3.6%
Scout24 SE	3.6%
Technology One Ltd.	3.6%
Cholamandalam Financial Holdings Ltd.	3.2%
Halma PLC	3.3%
Sugi Holdings Co. Ltd.	3.0%

C000002501
Shareholder Report [Line Items]
Fund Name	Wasatch International Growth Fund
Class Name	Investor Class
Trading Symbol	WAIGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$71	1.49%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.49%
AssetsNet	$ 197,773,562
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,515,396
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$197,773,562
# of Portfolio Holdings	59
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,515,396

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	9.1%
Trading Companies & Distributors	8.3%
Application Software	8.2%
IT Consulting & Other Services	6.3%
Property & Casualty Insurance	5.3%
Electronic Equipment & Instruments	4.7%
Research & Consulting Services	4.6%
Consumer Finance	4.1%
Asset Management & Custody Banks	3.8%
Semiconductors	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.5%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
BayCurrent, Inc.	4.6%
MonotaRO Co. Ltd.	4.6%
Definity Financial Corp.	3.7%
Diploma PLC	3.7%
Ryohin Keikaku Co. Ltd.	3.6%
Scout24 SE	3.6%
Technology One Ltd.	3.6%
Cholamandalam Financial Holdings Ltd.	3.2%
Halma PLC	3.3%
Sugi Holdings Co. Ltd.	3.0%

C000166037
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIIOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$96	2.02%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.02%
AssetsNet	$ 57,925,901
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 689,353
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$57,925,901
# of Portfolio Holdings	51
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$689,353

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.3%
Diversified Support Services	11.1%
Interactive Media & Services	8.9%
Commercial & Residential Mortgage Finance	7.6%
Asset Management & Custody Banks	6.8%
IT Consulting & Other Services	4.4%
Food Retail	4.1%
Electronic Equipment & Instruments	3.7%
Health Care Services	3.7%
Research & Consulting Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Mortgage Advice Bureau Holdings Ltd.	4.1%
Japan Elevator Service Holdings Co. Ltd.	4.1%
Baltic Classifieds Group PLC	3.8%
Hemnet Group AB	3.9%
Vijaya Diagnostic Centre Ltd.	3.7%
Aavas Financiers Ltd.	3.5%
Atoss Software SE	3.3%
baudroie, Inc.	3.0%
SIGMAXYZ Holdings, Inc.	2.8%
JTC PLC	2.7%

C000002502
Shareholder Report [Line Items]
Fund Name	Wasatch International Opportunities Fund
Class Name	Investor Class
Trading Symbol	WAIOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Opportunities Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$110	2.31%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.31%
AssetsNet	$ 57,925,901
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 689,353
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$57,925,901
# of Portfolio Holdings	51
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$689,353

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.3%
Diversified Support Services	11.1%
Interactive Media & Services	8.9%
Commercial & Residential Mortgage Finance	7.6%
Asset Management & Custody Banks	6.8%
IT Consulting & Other Services	4.4%
Food Retail	4.1%
Electronic Equipment & Instruments	3.7%
Health Care Services	3.7%
Research & Consulting Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Mortgage Advice Bureau Holdings Ltd.	4.1%
Japan Elevator Service Holdings Co. Ltd.	4.1%
Baltic Classifieds Group PLC	3.8%
Hemnet Group AB	3.9%
Vijaya Diagnostic Centre Ltd.	3.7%
Aavas Financiers Ltd.	3.5%
Atoss Software SE	3.3%
baudroie, Inc.	3.0%
SIGMAXYZ Holdings, Inc.	2.8%
JTC PLC	2.7%

C000214014
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Institutional Class
Trading Symbol	WGISX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$45	0.91%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 3,784,301
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,784,301
# of Portfolio Holdings	33
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	8.5%
Application Software	8.4%
Broadline Retail	8.4%
Research & Consulting Services	6.5%
Electronic Equipment & Instruments	5.0%
Real Estate Services	4.7%
Automobile Manufacturers	4.5%
Property & Casualty Insurance	4.5%
Movies & Entertainment	4.3%
Diversified Real Estate Activities	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.7%
Halma PLC	5.0%
Scout24 SE	5.0%
FirstService Corp.	4.7%
Ferrari NV	4.5%
Definity Financial Corp.	4.5%
Spotify Technology SA	4.3%
Constellation Software, Inc.	4.0%
Sumitomo Realty & Development Co. Ltd.	4.0%
Rakuten Bank Ltd.	3.8%

C000214015
Shareholder Report [Line Items]
Fund Name	Wasatch International Select Fund
Class Name	Investor Class
Trading Symbol	WAISX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$65	1.31%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
AssetsNet	$ 3,784,301
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,784,301
# of Portfolio Holdings	33
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	8.5%
Application Software	8.4%
Broadline Retail	8.4%
Research & Consulting Services	6.5%
Electronic Equipment & Instruments	5.0%
Real Estate Services	4.7%
Automobile Manufacturers	4.5%
Property & Casualty Insurance	4.5%
Movies & Entertainment	4.3%
Diversified Real Estate Activities	4.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Dollarama, Inc.	6.7%
Halma PLC	5.0%
Scout24 SE	5.0%
FirstService Corp.	4.7%
Ferrari NV	4.5%
Definity Financial Corp.	4.5%
Spotify Technology SA	4.3%
Constellation Software, Inc.	4.0%
Sumitomo Realty & Development Co. Ltd.	4.0%
Rakuten Bank Ltd.	3.8%

C000230419
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Institutional Class
Trading Symbol	WGLSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$89	1.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.90%
AssetsNet	$ 70,295,421
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 476,733
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,295,421
# of Portfolio Holdings	56
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$476,733

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.8%
Financial Exchanges & Data	6.1%
Industrial Machinery & Supplies & Components	5.9%
Health Care Facilities	4.1%
Transaction & Payment Processing Services	3.9%
Managed Health Care	3.4%
Health Care Services	3.2%
Regional Banks	2.9%
Packaged Foods & Meats	2.9%
Asset Management & Custody Banks	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.3%
Warrants	0.0%
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

All tables above exclude securities sold short.

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.2%
Ensign Group, Inc.	4.1%
Morningstar, Inc.	3.7%
HealthEquity, Inc.	3.4%
Workday, Inc., Class A	3.1%
RBC Bearings, Inc.	3.0%
Kadant, Inc.	3.1%
Bank OZK	2.9%
Guidewire Software, Inc.	2.9%
Hamilton Lane, Inc., Class A	2.9%

C000230418
Shareholder Report [Line Items]
Fund Name	Wasatch Long/Short Alpha Fund
Class Name	Investor Class
Trading Symbol	WALSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$92	1.97%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.97%
AssetsNet	$ 70,295,421
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 476,733
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,295,421
# of Portfolio Holdings	56
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$476,733

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	12.8%
Financial Exchanges & Data	6.1%
Industrial Machinery & Supplies & Components	5.9%
Health Care Facilities	4.1%
Transaction & Payment Processing Services	3.9%
Managed Health Care	3.4%
Health Care Services	3.2%
Regional Banks	2.9%
Packaged Foods & Meats	2.9%
Asset Management & Custody Banks	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	105.3%
Warrants	0.0%
Other Assets and Liabilities, Net	(5.3%)
Total	100.0%

All tables above exclude securities sold short.

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.2%
Ensign Group, Inc.	4.1%
Morningstar, Inc.	3.7%
HealthEquity, Inc.	3.4%
Workday, Inc., Class A	3.1%
RBC Bearings, Inc.	3.0%
Kadant, Inc.	3.1%
Bank OZK	2.9%
Guidewire Software, Inc.	2.9%
Hamilton Lane, Inc., Class A	2.9%

C000217855
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	WGICX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$74	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.60%
AssetsNet	$ 555,286,082
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,039,472
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$555,286,082
# of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$5,039,472

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Health Care Services	6.6%
Packaged Foods & Meats	6.1%
Property & Casualty Insurance	5.9%
Industrial Machinery & Supplies & Components	5.2%
Construction & Engineering	4.8%
Health Care Supplies	3.9%
Regional Banks	3.4%
Asset Management & Custody Banks	3.3%
Education Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.3%
Preferred Stocks	1.7%
Warrants	0.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.4%
Esquire Financial Holdings, Inc.	3.4%
GCM Grosvenor, Inc., Class A	3.3%
Addus HomeCare Corp.	3.1%
Vita Coco Co., Inc.	2.9%
EZCORP, Inc., Class A	2.9%
Standex International Corp.	2.7%
Mama's Creations, Inc.	2.6%
Limbach Holdings, Inc.	2.4%
Red Violet, Inc.	2.5%

C000002503
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Fund
Class Name	Investor Class
Trading Symbol	WMICX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$76	1.64%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.64%
AssetsNet	$ 555,286,082
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,039,472
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$555,286,082
# of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$5,039,472

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	9.4%
Health Care Services	6.6%
Packaged Foods & Meats	6.1%
Property & Casualty Insurance	5.9%
Industrial Machinery & Supplies & Components	5.2%
Construction & Engineering	4.8%
Health Care Supplies	3.9%
Regional Banks	3.4%
Asset Management & Custody Banks	3.3%
Education Services	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.3%
Preferred Stocks	1.7%
Warrants	0.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.4%
Esquire Financial Holdings, Inc.	3.4%
GCM Grosvenor, Inc., Class A	3.3%
Addus HomeCare Corp.	3.1%
Vita Coco Co., Inc.	2.9%
EZCORP, Inc., Class A	2.9%
Standex International Corp.	2.7%
Mama's Creations, Inc.	2.6%
Limbach Holdings, Inc.	2.4%
Red Violet, Inc.	2.5%

C000217856
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WGMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$78	1.60%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
AssetsNet	$ 305,689,254
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,532,778
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$305,689,254
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,532,778

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Property & Casualty Insurance	8.7%
Application Software	7.0%
Regional Banks	6.7%
Construction & Engineering	6.2%
Packaged Foods & Meats	5.0%
Health Care Equipment	4.0%
Health Care Services	3.7%
Investment Banking & Brokerage	3.7%
Homebuilding	3.5%
Electronic Equipment & Instruments	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.7%
Champion Homes, Inc.	3.5%
Red Violet, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Bowhead Specialty Holdings, Inc.	2.4%
Limbach Holdings, Inc.	2.4%
Weave Communications, Inc.	2.1%
EZCORP, Inc., Class A	2.2%
GCM Grosvenor, Inc., Class A	1.9%
VSE Corp.	1.9%

C000002504
Shareholder Report [Line Items]
Fund Name	Wasatch Micro Cap Value Fund
Class Name	Investor Class
Trading Symbol	WAMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Micro Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$81	1.67%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.67%
AssetsNet	$ 305,689,254
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,532,778
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$305,689,254
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,532,778

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Property & Casualty Insurance	8.7%
Application Software	7.0%
Regional Banks	6.7%
Construction & Engineering	6.2%
Packaged Foods & Meats	5.0%
Health Care Equipment	4.0%
Health Care Services	3.7%
Investment Banking & Brokerage	3.7%
Homebuilding	3.5%
Electronic Equipment & Instruments	3.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	96.9%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
HCI Group, Inc.	3.7%
Champion Homes, Inc.	3.5%
Red Violet, Inc.	2.7%
Skyward Specialty Insurance Group, Inc.	2.6%
Bowhead Specialty Holdings, Inc.	2.4%
Limbach Holdings, Inc.	2.4%
Weave Communications, Inc.	2.1%
EZCORP, Inc., Class A	2.2%
GCM Grosvenor, Inc., Class A	1.9%
VSE Corp.	1.9%

C000166038
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WIAEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$50	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,792,046,445
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,630,783
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,792,046,445
# of Portfolio Holdings	47
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$10,630,783

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.0%
Broadline Retail	5.6%
Semiconductor Materials & Equipment	4.8%
Human Resource & Employment Services	4.2%
Industrial Machinery & Supplies & Components	4.2%
Personal Care Products	4.1%
Transaction & Payment Processing Services	4.0%
Systems Software	4.0%
Trading Companies & Distributors	3.8%
Managed Health Care	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	1.4%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ollie's Bargain Outlet Holdings, Inc.	4.4%
Paylocity Holding Corp.	4.2%
RBC Bearings, Inc.	4.2%
BellRing Brands, Inc.	4.1%
HealthEquity, Inc.	3.8%
Pinnacle Financial Partners, Inc.	3.7%
Ensign Group, Inc.	3.5%
Nova Ltd.	3.4%
Shift4 Payments, Inc., Class A	3.2%
Addus HomeCare Corp.	3.1%

C000002505
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WAAEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$54	1.14%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.14%
AssetsNet	$ 1,792,046,445
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,630,783
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,792,046,445
# of Portfolio Holdings	47
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$10,630,783

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	8.0%
Broadline Retail	5.6%
Semiconductor Materials & Equipment	4.8%
Human Resource & Employment Services	4.2%
Industrial Machinery & Supplies & Components	4.2%
Personal Care Products	4.1%
Transaction & Payment Processing Services	4.0%
Systems Software	4.0%
Trading Companies & Distributors	3.8%
Managed Health Care	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.3%
Preferred Stocks	1.4%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Ollie's Bargain Outlet Holdings, Inc.	4.4%
Paylocity Holding Corp.	4.2%
RBC Bearings, Inc.	4.2%
BellRing Brands, Inc.	4.1%
HealthEquity, Inc.	3.8%
Pinnacle Financial Partners, Inc.	3.7%
Ensign Group, Inc.	3.5%
Nova Ltd.	3.4%
Shift4 Payments, Inc., Class A	3.2%
Addus HomeCare Corp.	3.1%

C000110017
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WICVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$49	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,486,390,757
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,170,591
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,486,390,757
# of Portfolio Holdings	58
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,170,591

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Regional Banks	10.6%
Industrial Machinery & Supplies & Components	6.8%
Electronic Manufacturing Services	5.6%
Asset Management & Custody Banks	5.5%
Oil & Gas Exploration & Production	3.7%
Semiconductor Materials & Equipment	3.6%
Education Services	3.6%
Homebuilding	3.4%
Building Products	3.2%
Automotive Retail	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Valvoline, Inc.	3.0%
National Storage Affiliates Trust	2.8%
Kadant, Inc.	2.6%
Ollie's Bargain Outlet Holdings, Inc.	2.4%
Bank OZK	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Allison Transmission Holdings, Inc.	2.3%
HealthEquity, Inc.	2.3%
Euronet Worldwide, Inc.	2.3%
UFP Industries, Inc.	2.3%

C000002496
Shareholder Report [Line Items]
Fund Name	Wasatch Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WMCVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$54	1.16%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.16%
AssetsNet	$ 1,486,390,757
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,170,591
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,486,390,757
# of Portfolio Holdings	58
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,170,591

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Regional Banks	10.6%
Industrial Machinery & Supplies & Components	6.8%
Electronic Manufacturing Services	5.6%
Asset Management & Custody Banks	5.5%
Oil & Gas Exploration & Production	3.7%
Semiconductor Materials & Equipment	3.6%
Education Services	3.6%
Homebuilding	3.4%
Building Products	3.2%
Automotive Retail	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Valvoline, Inc.	3.0%
National Storage Affiliates Trust	2.8%
Kadant, Inc.	2.6%
Ollie's Bargain Outlet Holdings, Inc.	2.4%
Bank OZK	2.4%
Pinnacle Financial Partners, Inc.	2.4%
Allison Transmission Holdings, Inc.	2.3%
HealthEquity, Inc.	2.3%
Euronet Worldwide, Inc.	2.3%
UFP Industries, Inc.	2.3%

C000236277
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Institutional Class
Trading Symbol	WGUSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$41	0.85%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 29,049,019
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 58,171
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,049,019
# of Portfolio Holdings	34
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$58,171

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	22.2%
Financial Exchanges & Data	6.8%
Transaction & Payment Processing Services	5.4%
Diversified Support Services	4.3%
Managed Health Care	4.2%
Life Sciences Tools & Services	4.1%
Electrical Components & Equipment	4.1%
Aerospace & Defense	4.1%
Industrial Machinery & Supplies & Components	3.6%
Personal Care Products	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.6%
Copart, Inc.	4.3%
HealthEquity, Inc.	4.2%
AMETEK, Inc.	4.1%
HEICO Corp., Class A	4.1%
Morningstar, Inc.	4.0%
RBC Bearings, Inc.	3.6%
BellRing Brands, Inc.	3.5%
Ensign Group, Inc.	3.4%
Shift4 Payments, Inc., Class A	3.4%

C000236276
Shareholder Report [Line Items]
Fund Name	Wasatch U.S. Select Fund
Class Name	Investor Class
Trading Symbol	WAUSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch U.S. Select Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$48	1.00%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 29,049,019
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 58,171
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,049,019
# of Portfolio Holdings	34
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$58,171

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Application Software	22.2%
Financial Exchanges & Data	6.8%
Transaction & Payment Processing Services	5.4%
Diversified Support Services	4.3%
Managed Health Care	4.2%
Life Sciences Tools & Services	4.1%
Electrical Components & Equipment	4.1%
Aerospace & Defense	4.1%
Industrial Machinery & Supplies & Components	3.6%
Personal Care Products	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Roper Technologies, Inc.	4.6%
Copart, Inc.	4.3%
HealthEquity, Inc.	4.2%
AMETEK, Inc.	4.1%
HEICO Corp., Class A	4.1%
Morningstar, Inc.	4.0%
RBC Bearings, Inc.	3.6%
BellRing Brands, Inc.	3.5%
Ensign Group, Inc.	3.4%
Shift4 Payments, Inc., Class A	3.4%

C000217854
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Institutional Class
Trading Symbol	WGMCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$49	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.05%
AssetsNet	$ 733,957,537
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,637,396
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$733,957,537
# of Portfolio Holdings	60
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$4,637,396

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	9.2%
Health Care Equipment	9.0%
Systems Software	7.9%
Biotechnology	7.4%
Application Software	5.4%
Packaged Foods & Meats	3.6%
Managed Health Care	3.5%
Environmental & Facilities Services	3.5%
Human Resource & Employment Services	3.1%
Transaction & Payment Processing Services	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Preferred Stocks	1.9%
Warrants	0.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	3.6%
HealthEquity, Inc.	3.5%
Casella Waste Systems, Inc., Class A	3.5%
Paylocity Holding Corp.	3.1%
Shift4 Payments, Inc., Class A	3.0%
Inspire Medical Systems, Inc.	2.8%
CyberArk Software Ltd.	2.8%
PDF Solutions, Inc.	2.6%
Exact Sciences Corp.	2.7%
Goosehead Insurance, Inc., Class A	2.7%

C000002497
Shareholder Report [Line Items]
Fund Name	Wasatch Ultra Growth Fund
Class Name	Investor Class
Trading Symbol	WAMCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch Ultra Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$56	1.20%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.20%
AssetsNet	$ 733,957,537
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,637,396
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$733,957,537
# of Portfolio Holdings	60
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$4,637,396

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	9.2%
Health Care Equipment	9.0%
Systems Software	7.9%
Biotechnology	7.4%
Application Software	5.4%
Packaged Foods & Meats	3.6%
Managed Health Care	3.5%
Environmental & Facilities Services	3.5%
Human Resource & Employment Services	3.1%
Transaction & Payment Processing Services	3.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Preferred Stocks	1.9%
Warrants	0.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
Freshpet, Inc.	3.6%
HealthEquity, Inc.	3.5%
Casella Waste Systems, Inc., Class A	3.5%
Paylocity Holding Corp.	3.1%
Shift4 Payments, Inc., Class A	3.0%
Inspire Medical Systems, Inc.	2.8%
CyberArk Software Ltd.	2.8%
PDF Solutions, Inc.	2.6%
Exact Sciences Corp.	2.7%
Goosehead Insurance, Inc., Class A	2.7%

C000255335
Shareholder Report [Line Items]
Fund Name	Wasatch International Value Fund
Class Name	Institutional Class
Trading Symbol	WGIVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Value Fund for the period of November 29, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$32	0.90%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.90%
AssetsNet	$ 4,761,533
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,761,533
# of Portfolio Holdings	38
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	15.7%
Pharmaceuticals	9.5%
Integrated Oil & Gas	9.3%
Multi-Utilities	7.7%
Tobacco	6.4%
Integrated Telecommunication Services	6.1%
Reinsurance	4.8%
Multi-Line Insurance	3.0%
Soft Drinks & Non-Alcoholic Beverages	2.7%
Food Retail	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.9%
Other Assets and Liabilities, Net	4.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Engie SA	3.6%
British American Tobacco PLC	3.3%
Deutsche Telekom AG	3.3%
Japan Tobacco, Inc.	3.1%
ING Groep NV	2.9%
Telekom Austria AG	3.0%
AXA SA	2.8%
Nordea Bank Abp	2.8%
Novartis AG	2.8%

C000255334
Shareholder Report [Line Items]
Fund Name	Wasatch International Value Fund
Class Name	Investor Class
Trading Symbol	WAIVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch International Value Fund for the period of November 29, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$37	1.05%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.05%
AssetsNet	$ 4,761,533
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,761,533
# of Portfolio Holdings	38
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (%)

Industry	Value
Diversified Banks	15.7%
Pharmaceuticals	9.5%
Integrated Oil & Gas	9.3%
Multi-Utilities	7.7%
Tobacco	6.4%
Integrated Telecommunication Services	6.1%
Reinsurance	4.8%
Multi-Line Insurance	3.0%
Soft Drinks & Non-Alcoholic Beverages	2.7%
Food Retail	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	95.9%
Other Assets and Liabilities, Net	4.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Engie SA	3.6%
British American Tobacco PLC	3.3%
Deutsche Telekom AG	3.3%
Japan Tobacco, Inc.	3.1%
ING Groep NV	2.9%
Telekom Austria AG	3.0%
AXA SA	2.8%
Nordea Bank Abp	2.8%
Novartis AG	2.8%

C000002500
Shareholder Report [Line Items]
Fund Name	Wasatch-Hoisington U.S. Treasury Fund
Class Name	Single Class
Trading Symbol	WHOSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.
Additional Information Phone Number	800-551-1700
Additional Information Website	www.wasatchglobal.com
Expenses [Text Block]

What were the Fund costs for last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Wasatch-Hoisington U.S. Treasury Fund	$35	0.74%
Footnote	Description
Footnote[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.74%
AssetsNet	$ 148,627,897
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 395,745
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$148,627,897
# of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$395,745

Holdings [Text Block]	Top Industries (%)
Industry	Value
Sovereign	97.7%
Portfolio Compositions (%)
Asset Type	Value
U.S. Government Obligations	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top  Holdings (%)

Top 10	Value
U.S. Treasury STRIPS Principal, 0.00%, due 8/15/47	37.3%
U.S. Treasury Bond, 1.375%, due 8/15/50	16.4%
U.S. Treasury Bond, 1.875%, due 11/15/51	15.8%
U.S. Treasury Bond, 1.250%, due 5/15/50	15.3%
U.S. Treasury STRIPS Principal, 2.000%, due 8/15/51	6.6%
U.S. Treasury STRIPS Principal, 3.625%, due 5/15/53	6.5%